Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
2018-31*		BofA/Shellpoint	898	193,462,837.52	100.00%	-	-	0.00%	1	213,567.53	0.11%	5	1,704,220.72	0.88%	-	-	0.00%	1	104,000.00	0.05%	-	-	0.00%
2018-38**		JPM/Nationwide/HUD	915	215,053,277.17	100.00%	4	849,463.96	0.40%	4	849,463.96	0.40%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			1,813	408,516,114.69	100.00%	4	849,463.96	0.21%	5	1,063,031.49	0.26%	5	1,704,220.72	0.42%	-	-	0.00%	1	104,000.00	0.03%	-	-	0.00%

* Repurchase completed in Q2 2019, after the end of the Q1 2019 reporting period.

** Two repurchases were completed in Q2 2019, after the end of the Q1 2019 reporting period.